Segmented information	12 Months Ended
Dec. 31, 2025
Segmented information
Segmented information

18.Segmented information

The Company operates in one reportable operating segment: the development and commercialization of therapies to treat hyperuricemia related diseases. As the operations comprise a single reporting segment, amounts disclosed also represent segment amounts. All long-term assets of the Company are located in Canada.